Consolidated Statements of Changes in Equity - JPY (¥) ¥ in Millions	Total	Capital stock [member]	Capital surplus [member]	Retained earnings [member]	Treasury stock [member]	Remeasurements of defined benefit plans reserve [member]	Financial instruments at fair value through other comprehensive income reserve [member]	Own credit on financial liabilities designated at fair value through profit or loss reserve [member]	Exchange differences on translating foreign operations reserve [member]	Equity attributable to SMFG's shareholders [member]	Non-controlling interests [member]	Equity attributable to other equity instruments holders [member]
At beginning of period at Mar. 31, 2024	¥ 16,279,098	¥ 2,344,038	¥ 663,265	¥ 7,769,222	¥ (167,671)	¥ 159,724	¥ 2,507,275	¥ 1,177	¥ 1,402,658	¥ 14,679,688	¥ 137,066	¥ 1,462,344
Comprehensive income:
Net profit	265,496			250,215						250,215	2,127	13,154
Other comprehensive income	(97,700)					6,293	(23,432)	1,906	(82,062)	(97,295)	(405)
Total comprehensive income	167,796			250,215		6,293	(23,432)	1,906	(82,062)	152,920	1,722	13,154
Issuance of shares under share-based payment transactions	3,845	1,923	1,922							3,845
Issuance of other equity instruments	222,895											222,895
Acquisition and disposal of subsidiaries and businesses-net	15										15
Transaction with non-controlling interest shareholders	0		(232)							(232)	232
Dividends to shareholders	(183,364)			(177,382)						(177,382)	(5,982)
Coupons on other equity instruments	(13,154)											(13,154)
Purchases of other equity instruments and sales of other equity instruments-net	(2,587)											(2,587)
Purchases of treasury stock	(101,577)				(101,577)					(101,577)
Sales of treasury stock	486				486					486
Loss on sales of treasury stock	(340)			(340)						(340)
Cancellation of treasury stock				(234,660)	234,660
Share-based payment transactions	(2,276)		(2,276)							(2,276)
Transfer from other reserves to retained earnings				221,607		(21,388)	(200,219)
Others	(205)		(40)	1						(39)	(166)
At end of period at Sep. 30, 2024	16,370,632	2,345,961	662,639	7,828,663	(34,102)	144,629	2,283,624	3,083	1,320,596	14,555,093	132,887	1,682,652
At beginning of period at Mar. 31, 2025	16,488,594	2,345,961	663,063	7,836,548	(38,512)	87,504	2,160,119	7,675	1,407,837	14,470,195	150,022	1,868,377
Comprehensive income:
Net profit	772,877			742,848						742,848	8,430	21,599
Other comprehensive income	471,711					36,340	488,880	487	(54,023)	471,684	27
Total comprehensive income	1,244,588			742,848		36,340	488,880	487	(54,023)	1,214,532	8,457	21,599
Issuance of shares under share-based payment transactions	1,854	927	927							1,854
Issuance of other equity instruments	268,870											268,870
Transaction with non-controlling interest shareholders	1,200		(1)							(1)	1,201
Dividends to shareholders	(244,327)			(240,203)						(240,203)	(4,124)
Coupons on other equity instruments	(21,599)											(21,599)
Purchases of other equity instruments and sales of other equity instruments-net	(7,058)											(7,058)
Purchases of treasury stock	(100,579)				(100,579)					(100,579)
Sales of treasury stock	462				462					462
Loss on sales of treasury stock	(280)			(280)						(280)
Cancellation of treasury stock				(99,991)	99,991
Share-based payment transactions	332		332							332
Transfer from other reserves to retained earnings				216,389		(29,403)	(186,986)
Others	1,212		(41)	(1)						(42)	1,254
At end of period at Sep. 30, 2025	¥ 17,633,269	¥ 2,346,888	¥ 664,280	¥ 8,455,310	¥ (38,638)	¥ 94,441	¥ 2,462,013	¥ 8,162	¥ 1,353,814	¥ 15,346,270	¥ 156,810	¥ 2,130,189